Eaton Vance
Missouri Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.2%
SSM Health Care Corp., 4.894%, 6/1/28	$1,000	$ 990,045
Total Corporate Bonds (identified cost $992,470)		$ 990,045

Tax-Exempt Municipal Obligations — 98.3%
Security	Principal Amount (000's omitted)	Value
Education — 3.8%
Curators of the University of Missouri, 4.00%, 11/1/33	$2,000	$ 1,935,840
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 3.95%, 3/1/40(1)	1,200	1,200,000
		$ 3,135,840
Electric Utilities — 8.4%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/26	$1,000	$ 1,020,250
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	645,045
Green Bonds, 5.25%, 12/1/40	500	535,810
Missouri Joint Municipal Electric Utility Commission, (Plum Point Project), 5.00%, 1/1/32	2,235	2,242,644
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/30	1,500	1,514,070
Springfield, MO, Public Utility Revenue, 4.00%, 8/1/36	1,000	965,820
		$ 6,923,639
General Obligations — 23.9%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$500	$ 528,210
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,442,376
Fort Osage R-1 School District, MO:
5.00%, 3/1/39	1,000	1,090,010
5.00%, 3/1/40	1,000	1,083,040
Hannibal School District No. 60, MO, 4.00%, 3/1/36	1,860	1,887,770
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,901,078
Kansas City, MO, 3.125%, 2/1/39	1,000	856,280
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	831,910
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Nevada R-V School District, MO, 5.00%, 3/1/38	$900	$ 918,171
North Kansas City School District No. 74, MO, 5.25%, 3/1/37	2,000	2,254,460
Pattonville R-3 School District, MO, 5.25%, 3/1/42	1,160	1,257,602
Puerto Rico:
5.625%, 7/1/29	250	269,088
5.75%, 7/1/31	750	836,047
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,063,130
St. Louis County School District C-2 Parkway, MO, 4.00%, 3/1/41	1,435	1,430,896
University City School District, MO:
0.00%, 2/15/32	1,000	740,830
0.00%, 2/15/33	1,000	711,200
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	716,112
		$19,818,210
Hospital — 18.7%
Joplin Industrial Development Authority, MO, (Freeman Health System), 5.00%, 2/15/29	$1,105	$ 1,107,674
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	938,760
5.00%, 1/1/44	2,175	2,175,631
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital):
4.00%, 5/15/34	1,500	1,474,845
4.00%, 5/15/48	1,000	926,130
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	2,090	1,965,101
5.00%, 11/15/37	1,125	1,178,044
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,500	2,318,050
5.50%, 12/1/48	1,200	1,311,552
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	2,000	2,087,220
		$15,483,007
Housing — 6.0%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 647,498
3.00%, 11/1/39	605	495,193
3.00%, 11/1/44	1,095	839,416
3.30%, 12/1/47	378	341,447
3.40%, 11/1/46	975	888,278

Eaton Vance
Missouri Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA): (continued)
3.75%, 11/1/43	$485	$ 427,416
4.15%, 11/1/38	385	378,674
4.45%, 11/1/44	500	493,910
4.60%, 11/1/49	500	494,390
		$ 5,006,222
Industrial Development Revenue — 2.0%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,540	$ 1,635,157
		$ 1,635,157
Insured - Electric Utilities — 1.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 937,517
(NPFG), 5.25%, 7/1/34	215	212,343
		$ 1,149,860
Insured - General Obligations — 4.0%
Mineral Area Community College District, MO, (AGM), 5.00%, 3/1/44(2)	$1,000	$ 1,048,350
St. Louis Board of Education, MO, (AGM), 4.00%, 4/1/43	1,000	986,680
Valley Park School District, MO, (BAM), 5.50%, 3/1/44(2)	1,175	1,275,039
		$ 3,310,069
Insured - Lease Revenue/Certificates of Participation — 4.4%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 2,018,903
(AMBAC), 0.00%, 4/15/30	2,105	1,668,844
		$ 3,687,747
Insured - Special Tax Revenue — 3.0%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,518,837
		$ 2,518,837
Insured - Transportation — 6.5%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,817,080
St. Louis, MO, (Lambert International Airport):
(AGM), 5.00%, 7/1/44(2)	2,250	2,438,235
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
St. Louis, MO, (Lambert International Airport): (continued)
(NPFG), 5.50%, 7/1/30	$1,000	$ 1,114,250
		$ 5,369,565
Lease Revenue/Certificates of Participation — 1.1%
Missouri-Illinois Metropolitan District Bi-State Development Agency, 4.00%, 10/1/48	$1,000	$ 948,070
		$ 948,070
Senior Living/Life Care — 4.9%
Lees Summit Industrial Development Authority, MO, (John Knox Village), 4.325%, 8/15/47	$1,000	$ 1,001,270
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	480,140
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/42	1,340	1,325,957
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	502,635
5.00%, 9/1/38	250	251,117
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	480,965
		$ 4,042,084
Special Tax Revenue — 1.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 196,898
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,355,434
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	22,488
		$ 1,574,820
Transportation — 2.8%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,270,037
(AMT), 5.00%, 3/1/46	1,000	1,022,140
		$ 2,292,177
Water and Sewer — 5.5%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$2,000	$ 1,910,220

Eaton Vance
Missouri Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Kansas City, MO, Water Revenue, 5.00%, 12/1/48	$2,500	$ 2,673,700
		$ 4,583,920
Total Tax-Exempt Municipal Obligations (identified cost $81,487,944)		$81,479,224

Taxable Municipal Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
Education — 2.5%
Curators of the University of Missouri, 5.96%, 11/1/39(4)	$2,000	$ 2,073,420
		$ 2,073,420
General Obligations — 0.7%
Kansas City, MO, 5.51%, 2/1/44	$600	$ 594,420
		$ 594,420
Insured - General Obligations — 0.5%
Hazelwood School District, MO, (BAM), 4.45%, 3/1/25	$375	$ 372,495
		$ 372,495
Total Taxable Municipal Obligations (identified cost $3,047,365)		$ 3,040,335

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$324	$ 317,519
Total Trust Units (identified cost $326,817)		$ 317,519
Total Investments — 103.6% (identified cost $85,854,596)		$85,827,123
Other Assets, Less Liabilities — (3.6)%		$(2,983,184)
Net Assets — 100.0%		$82,843,939

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2024.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $196,898 or 0.2% of the Fund's net assets.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2024, 19.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 10.3% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Missouri Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 990,045	$ —	$ 990,045
Tax-Exempt Municipal Obligations	—	81,479,224	—	81,479,224
Taxable Municipal Obligations	—	3,040,335	—	3,040,335
Trust Units	—	317,519	—	317,519
Total Investments	$ —	$85,827,123	$ —	$85,827,123
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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